Financial Assets at Fair Value Through Other Comprehensive Income - Securities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets

The fair value and corresponding gross carrying amount of Financial Assets at Fair Value Through Other Comprehensive Income - Securities assets are as follows:

	12/31/2018				12/31/2017
	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Expected loss	Fair value	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Expected loss	Fair value

Brazilian government securities (1a)	27,064	775	0	27,839	31,933	993	—	32,926
Other	36	0	(36)	0	36	—	(36)	—
Government securities – abroad (1b)	18,844	(70)	(2)	18,772	16,583	(41)	—	16,542
Germany	22	0	0	22	—	—	—	—
Colombia	5,491	14	0	5,505	2,928	92	—	3,020
Chile	7,647	7	(1)	7,653	9,554	(4)	—	9,550
United States	2,634	(16)	0	2,618	1,568	(18)	—	1,550
France	891	0	0	891	—	—	—	—
Paraguay	1,601	(71)	(1)	1,529	1,915	(115)	—	1,800
Uruguay	557	(4)	0	553	618	4	—	622
Other	1	0	0	1	—	—	—	—
Corporate securities (1c)	2,719	40	(47)	2,712	2,656	73	(48)	2,681
Shares	77	84	0	161	73	75	—	148
Bank deposit certificates	1,053	0	0	1,053	685	—	—	685
Debentures	44	0	(42)	2	44	—	(43)	1
Eurobonds and others	1,542	(44)	(2)	1,496	1,851	(2)	(2)	1,847
Other	3	0	(3)	0	3	—	(3)	—

Total	48,663	745	(85)	49,323	51,208	1,025	(84)	52,149

(1)

Financial assets at fair value through other comprehensive income - Securities pledged in guarantee of funding transactions of financial institutions and clients were: a) R$ 25,147 (R$ 26,953 at 12/31/2017), b) R$ 3,583 (R$ 37 at 12/31/2017) and c) R$ 237 (R$ 479 at 12/31/2017), totaling R$ 28,967 (R$ 27,469 at 12/31/2017);

Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income-Securities by Maturity

The gross carrying amount and the fair value of financial assets through other comprehensive income - securities by maturity are as follows:

	12/31/2018		12/31/2017
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	10,666	10,684	9,546	9,666
Non-stated maturity	77	161	73	148
Up to one year	10,589	10,523	9,473	9,518
Non-current	37,997	38,639	41,662	42,483
From one to five years	21,417	21,650	23,138	23,415
From five to ten years	11,906	12,029	11,368	11,680
After ten years	4,674	4,960	7,156	7,388

Total	48,663	49,323	51,208	52,149

Summary of Equity Instruments at Fair Value Through Other Comprehensive Income-Securities

Equity instruments at fair value through other comprehensive income - securities are presented in the table below:

	12/31/2018
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value

Negotiable shares	77	84	0	161

Total	77	84	0	161

	12/31/2017
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value

Negotiable shares	73	75	—	148

Total	73	75	—	148

ITAÚ UNIBANCO HOLDING adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a certain market.

	12/31/2018		12/31/2017
	Gross carrying amount	Fair Value	Gross carrying amount	Fair Value
Current	77	161	73	148
Non-stated maturity	77	161	73	148

Summary of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument-Securities, Segregated by Stages

Reconciliation of expected loss for Financial assets at fair value through other comprehensive instrument - securities, segregated by stages:

Stage 1	Expected loss 01/01/2018	Gains / (Losses)	Purchases	Settlements	Expected loss 12/31/2018
Financial assets at fair value through other comprehensive income	(84)	(1)	(2)	2	(85)

Brazilian government securities	(36)	0	0	0	(36)
Other	(36)	0	0	0	(36)
Corporate securities	(48)	(1)	(2)	2	(49)
Debentures	(43)	0	0	0	(43)
Eurobonds and others	(2)	(1)	(2)	2	(3)
Other	(3)	0	0	0	(3)

Stage 1	Expected loss 01/01/2017	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Expected loss 12/31/2017
Financial assets at fair value through other comprehensive income	(93)	—	(2)	—	—	11	(84)

Brazilian government securities	(36)	—	—	—	—	—	(36)
Others	(36)	—	—	—	—	—	(36)
Corporate securities	(57)	—	(2)	—	—	11	(48)
Debentures	(43)	—	—	—	—	—	(43)
Eurobond and others	(11)	—	(2)	—	—	11	(2)
Others	(3)	—	—	—	—	—	(3)

Stage 3	Expected loss 01/01/2017	Gains / (Losses)	Purchases	Settlements	Cure from stage 1	Transfer to stage 2	Expected loss 12/31/2017
Financial assets at fair value through other comprehensive income	—	—	—	10	(10)	—	—

Corporate securities	—	—	—	10	(10)	—	—
Eurobonds and others	—	—	—	10	(10)	—	—

Stage 1	Expected loss 01/01/2016	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Cure from stage 3	Expected loss 12/31/2016
Financial assets at fair value through other comprehensive income	(82)	—	(1)	—	—	(10)	(93)

Brazilian government securities	(36)	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	(36)
Corporate securities	(46)	—	(1)	—	—	(10)	(57)
Debentures	(43)	—	—	—	—	—	(43)
Other	(3)	—	—	—	—	—	(3)

Stage 3	Expected loss 01/01/2016	Gains / (Losses)	Purchases	Settlements	Transfer to stage 1	Transfer to stage 2	Expected loss 12/31/2016
Financial assets at fair value through other comprehensive income	(13)	—	—	—	13	—	—

Corporate securities	(13)	—	—	—	13	—	—
Eurobonds and others	(13)	—	—	—	13	—	—